Summary of Material Accounting Policies - Summary of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range | Laboratory equipment
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	5 years
Bottom of range | Leasehold improvements
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	Shorter of lease term
Bottom of range | Office equipment and furniture
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	3 years
Top of range | Laboratory equipment
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	10 years
Top of range | Leasehold improvements
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	5 years
Top of range | Office equipment and furniture
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	5 years